Revenues	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenues
10.	Revenues
The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2025
Time charter revenues	9,690,949	10,950,204	11,066,533
Voyage charter revenues	17,567,737	29,685,230	22,786,177
Other income	1,480,296	1,660,667	902,902

Total	28,738,982	42,296,101	34,755,612
The Company generates its revenues from time charters and voyage charters. A significant portion of the voyage hire is typically paid upon the completion of the voyage, while the time charter hire is generally paid in advance.
The amount of revenue earned as demurrage relating to the Company’s voyage charters for the years ended December 31, 2023, 2024 and 2025 was $2,209,749, $3,966,720 and $1,527,885, respectively, and is included within “Voyage charter revenues” in the above table.

As of December 31, 2024 and 2025, receivables from the Company’s voyage charters amounted to $1,246,222 and $3,077,724, respectively.
As of December 31, 2024 and 2025, the Company recognized nil and $282,992, respectively, of contract fulfillment costs which mainly represent bunker expenses incurred prior to commencement of loading relating to the Company’s voyage charters. These costs have been included in “Other current assets” in the consolidated balance sheets.
As of December 31, 2024 and 2025, revenues relating to undelivered performance obligations of the Company’s voyage charters amounted to $4,825,000 and $3,490,200, respectively. The Company recognized the undelivered performance obligation as of December 31, 2024 as revenues in the first quarter of 2025. The Company will recognize the undelivered performance obligation as of December 31, 2025, as revenues in the first quarter of 2026.
The Company’s time charters have a duration of up to 2 months. As of December 31, 2025, the time charters under which the Company’s vessels were employed had a remaining term of less than 2 months.